Interests in subsidiaries (Tables)	12 Months Ended
Mar. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of subsidiaries
Name of company	Place of incorporation and kind of legal entity	Particulars of issued capital/ registered capital	Percentage of capital held by the Company		Principal activities
			2012	2013
Bonso Electronics Limited * (“BEL”)	Hong Kong, limited liability company	HK$5,000,000 (US$641,026)	100%	100%	Investment holding, and trading of scales and pet electronics products

Bonso Investment Limited (“BIL”)	Hong Kong, limited liability company	HK$3,000,000 (US$384,615)	100%	100%	Investment holding

Bonso Electronics (Shenzhen) Company Limited (“BESCL”)	PRC, limited liability company	US$12,621,222	100%	100%	Production of scales and pet electronics products

Bonso Advanced Technology Limited * (“BATL”)	Hong Kong, limited liability company	HK$1,000,000 (US$128,205)	100%	100%	Investment holding, and trading of scales and pet electronics products

Bonso Advanced Technology (Xinxing) Company Limited (“BATXXCL”)	PRC, limited liability company	US$8,995,324	100%	100%	Production of scales and pet electronics products

Modus Enterprise International Inc. * (“MEII”)	British Virgin Island, limited liability company	HK$7,800 (US$1,000)	100%	100%	Investment holding

Bonso USA, Inc. (“Bonso USA”)	USA, limited liability company	US$ 1,000	100%	100%	Dormant

* Shares directly held by the Company